SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Estimated Useful Lives of Fixed Assets
Annual depreciation is calculated based on the straight-line method over the shorter of the estimated useful lives of the related assets. Estimated useful life, in years, is as follows:

Years

Electronic equipment	3-7
Office furniture and equipment	7-15
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of estimated useful lives of the intangible assets
Weighted Average Useful Life (Years)
Technology	7
Customer relationships	10
Backlog	Per occurrence
IPR&D	(*)
(*) Will be determined upon successful launch of the related product.
Weighted Average Assumptions Used in Determining Fair Market Value of Options
Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the “Black-Scholes option pricing” method with the following weighted-average assumptions:

	2 0 1 6	2 0 1 5	2 0 1 4
Risk-free interest rate	1.08%	1.41%	1.61%
Expected life of options	4.62 years	4.62 years	4.75 years
Expected volatility	28.41%	35.67%	45.29%
Expected dividend yield	0%	0%	0%